Finance Lease Liabilities	12 Months Ended
Mar. 31, 2024
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

Note 17 — FINANCE LEASE LIABILITIES

The Company has entered into various non-cancellable finance lease agreements for certain Company’s vehicles. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Finance leases are included in property, plant and equipment and current and non-current finance lease liabilities on the consolidated balance sheets.

Future finance lease payments as of March 31, 2024, are detailed as follows:

Finance leases	S$	US$
2025	190,711	141,530
2026	146,686	108,858
2027	116,289	86,300
2028	98,298	72,949
2029	46,876	34,787
Total future lease payment	598,860	444,424
Less: Imputed interest	(51,187)	(37,987)
Present value of finance lease liabilities	547,673	406,437
Less: Current portion	(168,192)	(124,818)
Long-term potion of finance lease liabilities	379,481	281,619

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

	2023	2024
Weighted average remaining lease term (Years)
Finance leases	3	2

Weighted average discount rate (%)
Finance leases	5%	5%

The components of the finance lease cost are as follows:

	For the years ended 31 March,
	2022	2023	2024	2024
	S$	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	212,274	253,062	219,170	162,649
Interest on finance lease (Included in interest expense)	34,919	41,225	80,461	59,711
	247,193	294,287	299,631	222,360